Organization and Business Operation (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended	12 Months Ended
	Jun. 10, 2021	Jul. 22, 2021	Mar. 31, 2022	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Transaction costs			$ 3,211,839	$ 3,211,839
Underwriting income loss			1,018,240	1,018,240
Underwriting fees			1,527,358	1,527,358
Other offering costs			$ 666,241	666,241
Issuance of public offering				$ 50,911,960
Percentage of asset held in trust account			80.00%	80.00%
Business combination, percentage of voting securities			50.00%	50.00%
Payable to bank				$ 259,228
Securities held in trust account				50,913,517
Working capital			$ 198,746	240,568
Cash			98,216	259,228
Marketable Securities, Current			$ 50,912,228	$ 50,913,517
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering	5,000,000
Share Price	$ 10
Sale of units in initial public offering aggragate amount	$ 50,000,000
Sale of units per share			$ 10.00
Issuance of public offering	$ 50,000,000
Share price	$ 10.00			$ 10.00
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering		1,824
Share Price	$ 10
Sale of units in initial public offering aggragate amount		$ 930,200
SaleOfStock	205,000
Gross Proceeds	2,050,000
Sale of units per share	$ 10.00	$ 10.00
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering		91,196
Sale of units per share		$ 10.00
Over-Allotment Option [Member] | Sponsor [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering		911,960
Sale of units per share		$ 10.00